Income Taxes - Unrecognized Tax Benefits and Audits (Details) $ in Thousands, € in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at beginning of year			$ 6,296	$ 7,536	$ 7,796
Current year acquisition			49,934
Additions to tax positions - current year			9,462	98	180
Reductions to tax positions - prior years			(7,733)	(1,338)	(440)
Settlements			(5,313)
Lapses in statutes of limitations			(15,276)
Balance at end of year			37,370	6,296	7,536
Unrecognized tax benefits that, if recognized, would impact effective tax rates			30,100	6,300	7,500
Interest and penalties on unrecognized tax benefits
Interest expense and penalties recognized in income tax expense			(10,000)	500	400
Accrued interest on unrecognized tax benefits as of end of year			3,700	$ 3,000	$ 2,500
Non-U.S.
Income taxes
Undistributed earnings of non-U.S. subsidiaries			$ 1,600,000
Italy | Tax Years 2006 Through 2010
Tax audits
Alleged taxes, penalties and adjustments | €		€ 200.0
Italy | Tax Years 2011 Through 2014
Tax audits
Alleged taxes, penalties and adjustments | €	€ 275.0
Alleged improper deduction of VAT | €	€ 140.0